Related-Parties Transactions	12 Months Ended
May 31, 2026
Related Party Transactions [Abstract]
Related-Parties Transactions
19.	RELATED-PARTIES TRANSACTIONS
The Group had the following significant balances and transactions with major related parties:

(a)	Amount due from/to related parties:

			Amounts due from related parties, current As of May 31,		Amounts due to related parties, current As of May 31,
	Notes	Relationship	2025	2026	2025	2026
			US$	US$	US$	US$
Metropolis Holding China Limited (“Metropolis”)	(1)	Company controlled by the Founder	3,273	1,756	403	—
Beijing Edutainment World Education Technology Co., Ltd (“Edutainment World”)	(2)	Long-term investee	3,070	2,476	—	—
Others			224	3,510	2	88

Total			6,567	7,742	405	88

			Amounts due from related parties, non-current As of May 31,
	Notes	Relationship	2025	2026
			US$	US$
Metropolis	(1)	Company controlled by the Founder	1,908	2,891
Thaiwoo Management	(3)	Equity method investee	6,390	8,276
Others			4,166	1,478

Total			12,464	12,645

(b)	Transactions:

			Rental expenses For the years ended May 31,
	Notes	Relationship	2024	2025	2026
			US$	US$	US$
Metropolis	(1)	Company controlled by the Founder	10,896	13,160	14,026

			Revenues For the years ended May 31,
	Notes	Relationship	2024	2025	2026
			US$	US$	US$
Edutainment World	(2)	Long-term investee	251	—	—
Metropolis	(1)	Company controlled by the Founder	—	185	480
Others			—	—	1

Total			251	185	481

			Loans provided to related parties For the years ended May 31,
	Notes	Relationship	2024	2025	2026
			US$	US$	US$
Thaiwoo Management	(3)	Equity method investee	—	6,371	1,405
Others			1,388	—	—

Total			1,388	6,371	1,405

			Cost For the years ended May 31,
	Notes	Relationship	2024	2025	2026
			US$	US$	US$
Edutainment World	(2)	Long-term investee	48	5	—
Others			—	35	10

Total			48	40	10

(1)
Those represented prepaid rent related to a short-term lease and deposit for the building. As of May 31, 2025 and 2026, the right-of-use
assets related to the leases rented from Metropolis were US$17,350 and US$15,694, respectively, and the relevant lease liabilities were US$17,193 and US$15,269, respectively.

(2)
Although the Group can exercise significant influence over Edutainment World, the preferred shares with substantive liquidation rights are not deemed in substance common shares. Accordingly, the Group’s investment in preferred shares was accounted for as investment without readily determinable fair values in accordance with ASC 321. For the years ended May 31, 2025 and 2026, the Group provided services to Edutainment World, from which the unpaid balance was US$3,070 and US$2,476 as of May 31, 2025 and 2026, respectively.

Edutainment World also provided services to the Group, and such related amounts are not material.

(3)	For the year ended May 31, 2026, the Group provided the loans in aggregate of US$1,405 to Thaiwoo Management, an equity method investee of the Group.